Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment - gross	$ 2,604,984	$ 421,617
Property and equipment, net	2,554,904	407,356
Depreciation expense	36,482	4,652	3,997
Construction in progress, costs to complete	384,583
Capitalized interest costs and amortization of deferred financing costs	37,283	4,390	0
Solar generation facilities
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment - gross	2,220,401	163,698
Accumulated depreciation	(50,080)	(9,956)
Construction in progress - solar generation facilities
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment - gross	384,583	228,749
Capitalized leases - solar generation facilities
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment - gross	0	29,170
Accumulated depreciation	0	(4,305)
Depreciation expense	$ 350	$ 1,051	$ 1,051